Cover	Oct. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2024
Entity File Number	000-55038
Entity Registrant Name	LiquidValue Development Inc.
Entity Central Index Key	0001503658
Entity Tax Identification Number	27-1467607
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	971-3940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false